Exhibit 99.2

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2013, leases with a total base residual value of $13,325,774.87 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	December	577,538,947.54
2014-	January	$542,925,069.31	$10,977,652.14	9.80%	$26,400,711.45	5.35%
	February	$508,144,858.55	$10,378,139.54	9.27%	$27,062,206.51	5.48%
	March	$466,454,578.72	$9,611,512.52	8.58%	$34,568,498.65	7.00%
	April	$431,746,560.36	$8,972,781.06	8.01%	$28,020,717.68	5.67%
	May	$394,484,528.31	$8,281,754.19	7.40%	$31,095,540.81	6.30%
	June	$357,909,116.10	$7,593,605.10	6.78%	$30,914,568.49	6.26%
	July	$323,982,405.22	$6,944,672.80	6.20%	$28,735,603.20	5.82%
	August	$301,390,273.55	$6,518,240.54	5.82%	$17,661,191.87	3.58%
	September	$279,132,766.38	$6,094,317.83	5.44%	$17,639,914.00	3.57%
	October	$260,985,885.72	$5,758,201.77	5.14%	$13,756,282.33	2.79%
	November	$244,633,384.93	$5,450,316.70	4.87%	$12,180,914.80	2.47%
	December	$229,052,433.94	$5,162,823.52	4.61%	$11,616,781.15	2.35%
2015-	January	$207,737,901.62	$4,738,596.39	4.23%	$17,698,180.20	3.58%
	February	$180,137,163.76	$4,153,195.27	3.71%	$24,465,303.10	4.95%
	March	$152,526,436.94	$3,557,341.72	3.18%	$24,935,992.55	5.05%
	April	$125,521,106.95	$2,959,086.69	2.64%	$24,793,713.15	5.02%
	May	$91,097,391.11	$2,179,432.27	1.95%	$32,859,382.91	6.65%
	June	$56,062,068.12	$1,359,783.94	1.21%	$34,122,276.28	6.91%
	July	$24,530,157.61	$637,443.97	0.57%	$31,169,228.38	6.31%
	August	$16,645,923.53	$437,736.53	0.39%	$7,566,865.70	1.53%
	September	$7,741,081.72	$200,120.74	0.18%	$8,786,332.35	1.78%
	October	$221,155.91	$5,784.67	0.01%	$7,552,028.40	1.53%
	November	$77,487.04	$2,284.13	0.00%	$142,494.00	0.03%
	December	$75,610.70	$2,284.13	0.00%	$0.00	0.00%
2016-	January	$54,526.87	$1,396.37	0.00%	$20,085.00	0.00%
	February	$53,396.32	$1,396.37	0.00%	$0.00	0.00%
	March	$52,260.26	$1,396.37	0.00%	$0.00	0.00%
	April	$30,140.06	$696.96	0.00%	$21,678.00	0.00%
	May	$0.00	$0.00	0.00%	$30,287.00	0.01%
Total			$111,981,994.23	100.00%	$493,816,777.96	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$605,798,772.19

Ford Credit Auto Lease Trust 2012-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2013	Car	405	79.72%	$(1,255)	(3.94)%	(7.49)%
	CUV	289	70.83%	$2,766	6.86%	13.89%
	SUV	157	67.97%	$993	3.08%	6.00%
	Truck	28	28.28%	$4,194	10.02%	19.66%
	Total/Average	879	70.55%	$642	1.83%	3.59%
November 2013	Car	373	85.94%	$(1,575)	(4.75)%	(9.03)%
	CUV	328	80.79%	$2,544	6.36%	12.89%
	SUV	197	82.43%	$1,098	3.50%	6.71%
	Truck	23	31.51%	$5,604	13.08%	27.40%
	Total/Average	921	79.95%	$643	1.81%	3.55%
December 2013	Car	295	78.67%	$(1,575)	(5.01)%	(9.48)%
	CUV	292	74.68%	$2,638	6.49%	13.27%
	SUV	146	78.92%	$1,211	3.78%	7.45%
	Truck	22	28.57%	$4,650	10.87%	21.29%
	Total/Average	755	73.44%	775	2.19%	4.31%